Note 11 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal Year Ending	Rental Payments	Less, Sublease Income	Net
2016	$950,000	$35,000	$915,000
2017	2,648,000	84,000	2,564,000
2018	1,855,000	—	1,855,000
2019	1,057,000	—	1,057,000
2020	885,000	—	885,000
Thereafter	900,000	—	900,000
	$8,295,000	$119,000	$8,176,000

Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2016	$3,831,000	$141,000	$3,690,000
2017	2,470,000	84,000	2,386,000
2018	1,808,000	—	1,808,000
2019	1,063,000	—	1,063,000
2020	907,000	—	907,000
Thereafter	853,000	—	853,000
Total	$10,932,000	$225,000	$10,707,000